United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
June 30, 2007

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773

Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Elizabeth A. Watson
Title:             Vice President
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

                         Lincoln, MA            August 3,  2007

Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name

        28-05386                        Columbia Partners, LLC,
                                        Investment Management

        28-00399                        State Street Boston Corp

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             11

Form 13F Information Table Value Total:           $ 109,246
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE



Column 1  Column 2       Column 3       Column 4    Column 5               Column 6        Column 7         Column 8
Name of   Title of
Issuer    Class           Cusip          Value     SHRS OR SH PUT         Investment        Other               Voting
                                          1000)    RN AMT PRN CALL        Discretion      Managers          Authority
                                                                                                              S/Sh/None

AUTOLIV         COM     052800109         23796       418434   SH          OTHER                             SHARED

BANCO
BRADESCO SA     ADR     059460303         5928        245866   SH          OTHER                             SHARED


CEMEX SA        ADR     151290889        26860       727925   SH          OTHER                             SHARED

COMPANHIA
ENERGETICA DE
MINAS           ADR     204409601        0.0106         0.500   SH          OTHER                             SHARED

COMPANHIA
VALE DO RIO
DOCE            ADR     204412100        11413        302726   SH          OTHER                             SHARED

GERDAU SA       ADR     373737105        4663        181287   SH          OTHER                             SHARED

INFOSYS
TECHNOLOGIES    ADR     456788108        4000        79400   SH          OTHER                             SHARED

ISHARES TR      MSCI    464287234        11296         85800   SH          OTHER                             SHARED

METHANEX       COM     59151K108         4294        170817   SH          OTHER                             SHARED

PETROLEO
BRASILEIRO SA
PETRO           ADR   71654V101          10333         96859   SH          OTHER                             SHARED

UNIBANCO
UNIAO DE
BANCOS BR     ADR     90458E107          6663         59031   SH          OTHER                             SHARED
